UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Short Term Municipal Bond Fund

Class A: SRMAX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Short Term Municipal Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	129,526,100
Number of Portfolio Holdings	127
Portfolio Turnover Rate (%)	36
Total Net Advisory Fees Paid ($)	121,977
Modified Duration to Worst	2.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	83%
General Obligation Bonds	13%
Lease Obligations	8%
Variable Rate Demand Notes	1%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	19%
AA	41%
A	30%
BBB	9%
BB	2%
Not Rated	3%

Top Five State Allocations

Holdings	% of Net Assets
Texas	17%
Pennsylvania	8%
New York	8%
Michigan	8%
California	7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSTMBF-TSRS-A

R-105793-1 (06/25)

DWS Short Term Municipal Bond Fund

Class C: SRMCX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Short Term Municipal Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	129,526,100
Number of Portfolio Holdings	127
Portfolio Turnover Rate (%)	36
Total Net Advisory Fees Paid ($)	121,977
Modified Duration to Worst	2.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	83%
General Obligation Bonds	13%
Lease Obligations	8%
Variable Rate Demand Notes	1%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	19%
AA	41%
A	30%
BBB	9%
BB	2%
Not Rated	3%

Top Five State Allocations

Holdings	% of Net Assets
Texas	17%
Pennsylvania	8%
New York	8%
Michigan	8%
California	7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSTMBF-TSRS-C

R-105793-1 (06/25)

DWS Short Term Municipal Bond Fund

Class S: SRMSX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Short Term Municipal Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	129,526,100
Number of Portfolio Holdings	127
Portfolio Turnover Rate (%)	36
Total Net Advisory Fees Paid ($)	121,977
Modified Duration to Worst	2.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	83%
General Obligation Bonds	13%
Lease Obligations	8%
Variable Rate Demand Notes	1%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	19%
AA	41%
A	30%
BBB	9%
BB	2%
Not Rated	3%

Top Five State Allocations

Holdings	% of Net Assets
Texas	17%
Pennsylvania	8%
New York	8%
Michigan	8%
California	7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSTMBF-TSRS-S

R-105793-1 (06/25)

DWS Short Term Municipal Bond Fund

Institutional Class: MGSMX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Short Term Municipal Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	129,526,100
Number of Portfolio Holdings	127
Portfolio Turnover Rate (%)	36
Total Net Advisory Fees Paid ($)	121,977
Modified Duration to Worst	2.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	83%
General Obligation Bonds	13%
Lease Obligations	8%
Variable Rate Demand Notes	1%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	19%
AA	41%
A	30%
BBB	9%
BB	2%
Not Rated	3%

Top Five State Allocations

Holdings	% of Net Assets
Texas	17%
Pennsylvania	8%
New York	8%
Michigan	8%
California	7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSTMBF-TSRS-I

R-105793-1 (06/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

April 30, 2025
Semiannual Financial Statements and Other Information
DWS Short-Term Municipal Bond Fund

Contents
3	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
31	Shareholder Meeting Results
32	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Short-Term Municipal Bond Fund

Investment Portfolioas of April 30, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 103.4%
Alabama 5.0%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	665,000	664,752
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,885,000	2,875,228
Jefferson County, AL, Sewer Revenue, 5.0%, 10/1/2026	1,500,000	1,536,356
Southeast Alabama, Energy Authority A Cooperative District, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	1,365,000	1,402,464
		6,478,800
Alaska 2.5%
Alaska, General Obligation, Series A, 5.0%, 8/1/2027 (a)	1,000,000	1,043,242
Alaska, State Borough of Matanuska-Susitna AK Revenue, Department of Administration, Series 2025-A, 5.0%, 9/1/2032 (a)	2,000,000	2,192,416
		3,235,658
Arizona 1.7%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 5.0%, 2/1/2027	200,000	206,429
Arizona, Industrial Development Authority, Revenue Bonds, TWG Glendale LP, 5.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2045	550,000	558,117
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 4.125%, Mandatory Put 3/31/2026 @ 100, 9/1/2032	250,000	249,612
Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, HonorHealth Obligated Group, Series D, 5.0%, 12/1/2027	1,150,000	1,199,093
		2,213,251
California 7.2%
California, Los Angeles Department of Water & Power Power System Revenue, Series E, 5.0%, 7/1/2029	1,455,000	1,522,659
California, Municipal Finance Authority Revenue, PRS-California Obligated Group, Series B-2, 5.5%, 4/1/2029	2,000,000	2,007,409
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	3

	Principal Amount ($)	Value ($)
California, Municipal Finance Authority, Aldersly Project, Series B, 4.0%, 11/15/2028	590,000	593,961
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125%, Mandatory Put 10/1/2025 @ 100, 10/1/2041, GTY: Waste Management Holdings	320,000	320,139
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0%, Mandatory Put 11/1/2026 @ 100, 5/1/2054	300,000	305,469
California, State Infrastructure & Economic Development Bank Revenue, 1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,069,292
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,005,451
Series A, AMT, 5.0%, 6/30/2026	500,000	504,636
California State University, University Revenue, Series B-3, 3.125%, Mandatory Put 11/1/2026 @ 100, 11/1/2051	1,000,000	996,682
San Jose City, CA, Multi Family Housing Revenue, Allied 1510 Parkmoor LP, Series F-2, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,014,717
		9,340,415
Colorado 3.0%
Colorado, Housing and Finance Authority Revenue Bonds, “I” , Series C-2, 3.125%, 10/1/2027	1,830,000	1,823,077
Denver City & County, CO, Airport System Revenue, Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,044,689
		3,867,766
Connecticut 2.2%
Connecticut, State Health & Educational Facilities Authority, Series A, 2.8%, Mandatory Put 2/10/2026 @ 100, 7/1/2048	1,500,000	1,493,055
Connecticut, State Health & Educational Facilities Authority, Yale University, Series A-3, 2.95%, Mandatory Put 7/1/2027 @ 100, 7/1/2049	1,000,000	994,109
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program, Series C-1, 4.0%, 11/15/2047	180,000	179,824
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	145,000	144,865
		2,811,853
District of Columbia 0.8%
District of Columbia, Housing Finance Agency, ECD Edgewood Commons 5 LP, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,006,919
The accompanying notes are an integral part of the financial statements.

4	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Florida 3.5%
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	507,818
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0%, Mandatory Put 7/15/2028 @ 109, 7/15/2032	500,000	519,041
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 3.75%, 5/1/2029	500,000	493,329
Miami-Dade County, FL, Housing Finance Authority, Rainbow Village Project, Series B, 3.55%, Mandatory Put 3/1/2028 @ 100, 3/1/2029	250,000	250,740
Miami-Dade County, FL, School Board of Miami-Dade County, Certificates of Participation, Series A, 5.0%, 5/1/2029	1,235,000	1,311,405
Miami-Dade County, FL, Water & Sewer System Revenue, Series B, 5.0%, 10/1/2027	500,000	523,747
Venice City, FL, Southwest Florida Retirement Center, Inc. Obligated Group, Series B-3, 144A, 4.25%, 1/1/2030	900,000	892,099
		4,498,179
Georgia 3.8%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.6%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	750,000	744,283
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	681,836
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series C, 4.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2050, GTY: Citigroup Global Markets	2,000,000	2,000,685
Georgia, State Road & Tollway Authority, 5.0%, 6/1/2026	1,230,000	1,257,857
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875%, Mandatory Put 3/6/2026 @ 100, 10/1/2048	250,000	250,503
		4,935,164
Illinois 2.5%
Chicago, Midway International Airport Revenue, Series B, 5.0%, 1/1/2026, INS: BAM	500,000	506,088
Illinois, General Obligation, Series D, 5.0%, 11/1/2026	2,000,000	2,044,335
Illinois, State Finance Authority Revenue, Water Revolving Fund - Clean Water Program, Series C, 5.0%, 7/1/2030 (a)	640,000	688,731
		3,239,154
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	5

	Principal Amount ($)	Value ($)
Indiana 0.5%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, SIFMA Municipal Swap Index + 0.3%, 3.92% (b), Mandatory Put 3/1/2027 @ 100, 3/1/2039	640,000	633,566
Kentucky 3.1%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., Project, Series A, 3.7%, 8/1/2027	750,000	748,971
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A” , Series 2021-1, 1.65%, 3/25/2051	491,589	466,397
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027	3,000,000	2,785,640
		4,001,008
Louisiana 3.9%
Louisiana, Parish of St. John The Baptist LA, Series A-1, 4.05%, Mandatory Put 7/1/2026 @ 100, 6/1/2037, GTY: ConocoPhillips	2,000,000	2,004,530
Louisiana, Public Facilities Authority, ElementUS Minerals LLC, 144A, 5.0%, Mandatory Put 11/1/2025 @ 100, 10/1/2043	3,000,000	3,009,604
		5,014,134
Maryland 1.6%
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group:
Series 2025B, 5.0%, Mandatory Put 7/1/2031 @ 100, 7/1/2045	1,000,000	1,083,017
Series B-2, 5.0%, Mandatory Put 7/1/2027 @ 100, 7/1/2045	1,000,000	1,019,228
		2,102,245
Massachusetts 0.8%
Massachusetts, Educational Financing Authority Education Loan Revenue, Series B, AMT, 2.625%, 7/1/2036	80,000	79,730
Massachusetts, State Development Finance Agency, GingerCare Living, Inc. Obligated Group, Series B-3, 144A, 4.75%, 12/1/2029	1,000,000	999,454
		1,079,184
Michigan 7.6%
Michigan, Great Lakes Water Authority, Sewage Disposal System Revenue, Series A, 5.0%, 7/1/2027	2,250,000	2,332,955
Michigan, State Finance Authority Revenue, “A1A” , Series 2021-1, 1.3%, 7/25/2061	288,700	286,687
The accompanying notes are an integral part of the financial statements.

6	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Michigan, State Finance Authority Revenue, Beaumont-Spectrum, Series C, SIFMA Municipal Swap Index + 0.75%, 4.37% (b), Mandatory Put 4/15/2027 @ 100, 4/15/2047	1,750,000	1,743,523
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-1, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038	1,250,000	1,156,765
Michigan, State Finance Authority, Trinity Health Corp. Obligated Group, Series A, 5.0%, 12/1/2026	2,000,000	2,056,831
Michigan, State Hospital Finance Authority Revenue, Corewell Health Obligated Group, Series B, 5.0%, Mandatory Put 6/1/2032 @ 100, 8/15/2055 (a)	1,000,000	1,066,994
Michigan, State Housing Development Authority Revenue, Clark Road Family Ltd. Dividend Housing Association LP, 4.5%, Mandatory Put 4/1/2026 @ 100, 12/1/2042	1,150,000	1,158,638
		9,802,393
Minnesota 1.2%
Minnesota, Municipal Gas Agency Commodity Supply Revenue, Series A, 4.0%, Mandatory Put 12/1/2027 @ 100, 12/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,500,000	1,499,323
Mississippi 0.4%
Lowndes County, MS, Solid Waste Disposal And Pollution Control Refunding Revenue Bonds, International Company Project, 2.65%, Mandatory Put 4/1/2027 @ 100, 4/1/2037, GTY: International Paper Co.	500,000	489,563
Missouri 0.8%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A” , Series 2021-1, 1.53%, 1/25/2061	915,837	845,935
Missouri, Plaza At Noah’s Ark Community Improvement District, 3.0%, 5/1/2025	225,000	225,000
		1,070,935
Nebraska 0.2%
Douglas County, NE, State Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, 2.5% (c), 5/1/2025, LOC: U.S. Bank NA	300,000	300,000
New Hampshire 0.3%
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040	405,000	404,434
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	7

	Principal Amount ($)	Value ($)
New Jersey 3.3%
Camden County, NJ, Multi Family Housing Revenue, Northgate I Apartments Project, 5.0%, Mandatory Put 3/1/2026 @ 100, 3/1/2027	1,000,000	1,012,458
New Jersey, State Economic Development Authority, Series SSS, 5.0%, 6/15/2026	1,500,000	1,529,975
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	185,195
New Jersey, State Higher Education Assistance:
Series A, AMT, 5.0%, 12/1/2025	575,000	579,691
Series B, AMT, 5.0%, 12/1/2025	1,000,000	1,008,158
		4,315,477
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I” , Series A-1, 4.0%, 1/1/2049	285,000	285,330
New York 7.6%
New York, Port Authority of New York & New Jersey Revenue, Series 242, AMT, 5.0%, 12/1/2026	1,000,000	1,020,486
New York, State Dormitory Authority Revenue, Series A, 5.0%, 10/1/2027, INS: AGMC	750,000	786,336
New York, State Dormitory Authority Revenue, Northwell Health Obligated Group, Series A, 5.0%, 5/1/2027	1,000,000	1,032,672
New York, State Dormitory Authority Revenue, NYU Langone Hospitals Obligated Group, Series A, 5.0%, 7/1/2028	500,000	531,100
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	2,000,000	2,010,843
New York City, NY, General Obligation, Series A, 5.0%, 8/1/2027	1,000,000	1,042,170
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series AA-3, 2.5% (c), 5/1/2025, SPA: TD Bank NA	800,000	800,000
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	324,294
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	301,085
Series A, 5.0%, 9/1/2027	500,000	516,001
5.0%, 8/1/2028	1,000,000	1,010,153
Series A, 5.0%, 9/1/2028	500,000	522,209
		9,897,349
The accompanying notes are an integral part of the financial statements.

8	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
North Carolina 0.1%
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	150,000	149,891
North Dakota 0.2%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	260,000	259,656
Ohio 0.9%
Hamilton County, OH, Sewer System Revenue, Series B, 5.0%, 12/1/2027	1,125,000	1,182,153
Oklahoma 2.4%
Oklahoma, State Industries Authority Revenue, Oklahoma City Public Schools Project, 5.0%, 4/1/2029	2,500,000	2,648,066
Oklahoma, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2032 (a)	400,000	431,926
		3,079,992
Pennsylvania 8.0%
Dauphin County, PA, General Authority, OPMC Obligated Group, Series A, 5.0%, 6/1/2026	650,000	660,051
Geisinger, PA, Authority Health System Revenue, Series B, 5.0%, Mandatory Put 2/15/2027 @ 100, 4/1/2043	1,000,000	1,019,812
Luzerne County, PA, General Obligation, Series A, 5.0%, 12/15/2026, INS: AGMC	1,000,000	1,030,203
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,026,667
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series 2025-A, 5.0%, Mandatory Put 3/15/2032 @ 100, 3/15/2060	1,500,000	1,602,078
Pennsylvania, State Economic Development Financing Authority Revenue, Waste Management Inc., Series A-2, 4.6%, Mandatory Put 10/1/2026 @ 100, 10/1/2046, GTY: Waste Management Holdings	2,000,000	1,998,505
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	85,000	84,709
Series 122, AMT, 4.0%, 10/1/2046	1,035,000	1,033,629
Pittsburgh & Allegheny Counties, PA, Sports & Exhibition Authority Revenue, Series B, 5.0%, 2/1/2029, INS: AGMC	875,000	927,122
		10,382,776
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	9

	Principal Amount ($)	Value ($)
South Carolina 1.1%
South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series B-2, 5.0%, Mandatory Put 11/1/2032 @ 100, 11/1/2049 (a)	500,000	532,421
South Carolina, State Jobs-Economic Development Authority Revenue, International Paper Co., Series A, AMT, 4.0%, Mandatory Put 4/1/2026 @ 100, 4/1/2033, GTY: International Paper Co.	850,000	851,739
		1,384,160
South Dakota 0.3%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series B, 4.0%, 11/1/2047	325,000	324,628
Texas 16.8%
Dallas City, TX, General Obligation, Series B, 5.0%, 2/15/2027	2,500,000	2,585,172
Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds:
Series B, 0.875%, Mandatory Put 8/1/2025 @ 100, 8/1/2050	380,000	377,094
Series B, 4.0%, Mandatory Put 8/1/2027 @ 100, 8/1/2054	2,500,000	2,529,718
Harris County, TX, Toll Road Revenue, Series A, 5.0%, 8/15/2027	1,500,000	1,564,959
Houston, TX, Airport System Revenue:
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,017,868
Series A, AMT, 5.0%, 7/1/2026, INS: AGMC	865,000	881,452
Series C, AMT, 5.0%, 7/1/2026	2,500,000	2,544,670
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	1,779,446
New Hope, TX, Cultural Education Facilities Finance Corp. Revenue, Bella Vida Forefront Living Obligated Group, Series 2025-B3, 4.25%, 10/1/2030	1,000,000	989,524
North Texas, Tollway Authority Revenue, Series A, 5.0%, 1/1/2026	2,000,000	2,025,147
Texas, Clear Creek Independent School District, General Obligation, Series B, 3.6%, Mandatory Put 8/15/2025 @ 100, 2/15/2035	1,000,000	999,826
Texas, Dallas Independent School District, General Obligation:
Series B, 5.0%, 2/15/2030	1,000,000	1,083,552
Series A-4, 5.0%, Mandatory Put 2/15/2029 @ 100, 2/15/2055	1,000,000	1,058,268
The accompanying notes are an integral part of the financial statements.

10	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029, GTY: Macquarie Group Ltd.	500,000	518,949
Texas, University of Texas Revenue, Financing System, Series A, 5.0%, 8/15/2028	1,750,000	1,860,358
		21,816,003
Utah 1.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2026	500,000	508,187
Utah, State Housing Corp. Revenue, Series C, 6.5%, 7/1/2055	1,000,000	1,125,320
		1,633,507
Virginia 4.3%
Halifax County, VA, Industrial Development Authority Revenue, Virginia Electric and Power Co., Series A, 3.8%, Mandatory Put 5/28/2027 @ 100, 12/1/2041	3,125,000	3,151,007
Virginia, Small Business Financing Authority Revenue Bond, Series B-1, 4.1%, 12/1/2030	1,500,000	1,486,785
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo., LLC Project, AMT, 4.0%, 7/1/2029	1,000,000	994,575
		5,632,367
Washington 1.3%
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, SIFMA Municipal Swap Index + 0.25%, 3.87% (b), Mandatory Put 11/1/2026 @ 100, 5/1/2045	355,000	350,664
Washington, Energy Northwest Revenue, Bonneville Power Administration, Series B, 5.0%, 7/1/2027	500,000	521,529
Washington, Klickitat County Public Utility District No 1, Revenue Bonds, 5.0%, 12/1/2026, INS: AGC	785,000	806,325
		1,678,518
Wisconsin 3.0%
Wisconsin, Public Finance Authority Revenue, Tax-Exempt Pooled Securities, “A” , Series 2024-2, 4.0%, Mandatory Put 8/1/2027 @ 100, 8/1/2059	1,624,796	1,597,722
Wisconsin, State General Obligation, Series 2025-2, 5.0%, 5/1/2027	2,000,000	2,081,100
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	150,000	149,212
		3,828,034
Total Municipal Investments (Cost $135,142,503)		133,873,785

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	11

	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 3.65% (d) (Cost $57,913)	57,907	57,913

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $135,200,416)	103.4	133,931,698
Other Assets and Liabilities, Net	(3.4)	(4,405,598)
Net Assets	100.0	129,526,100

(a)	When-issued security.
(b)
Variable or floating rate security. These securities are shown at their current rate as of
April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of April 30, 2025. Date shown reflects the earlier of demand date or stated maturity date.

(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
The accompanying notes are an integral part of the financial statements.

12	|	DWS Short-Term Municipal Bond Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$133,873,785	$—	$133,873,785
Open-End Investment Companies	57,913	—	—	57,913
Total	$57,913	$133,873,785	$—	$133,931,698

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	13

Statement of Assets and Liabilities
as of April 30, 2025 (Unaudited)

Assets
Investment in securities, at value (cost $135,200,416)	$133,931,698
Receivable for investments sold	165,000
Receivable for Fund shares sold	57,156
Interest receivable	1,527,086
Other assets	35,290
Total assets	135,716,230
Liabilities
Payable for investments purchased — when-issued securities	5,978,337
Payable for Fund shares redeemed	35,260
Distributions payable	61,282
Accrued management fee	10,129
Accrued Trustees' fees	2,213
Other accrued expenses and payables	102,909
Total liabilities	6,190,130
Net assets, at value	$129,526,100
Net Assets Consist of
Distributable earnings (loss)	(5,790,121)
Paid-in capital	135,316,221
Net assets, at value	$129,526,100
The accompanying notes are an integral part of the financial statements.

14	|	DWS Short-Term Municipal Bond Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($48,000,823 ÷ 4,893,271 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.81
Maximum offering price per share (100 ÷ 97.75 of $9.81)	$10.04
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($918,680 ÷ 93,680 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.81
Class S
Net Asset Value, offering and redemption price per share ($14,289,802 ÷ 1,458,694 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.80
Institutional Class
Net Asset Value, offering and redemption price per share ($66,316,795 ÷ 6,758,866 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.81
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	15

Statement of Operations
for the six months ended April 30, 2025 (Unaudited)

Investment Income
Income:
Interest	$2,191,055
Expenses:
Management fee	197,367
Administration fee	63,816
Services to shareholders	64,630
Distribution and service fees	66,003
Custodian fee	1,507
Professional fees	35,010
Reports to shareholders	14,602
Registration fees	31,942
Trustees' fees and expenses	3,193
Proxy fees	26,477
Other	11,468
Total expenses before expense reductions	516,015
Expense reductions	(135,147)
Total expenses after expense reductions	380,868
Net investment income	1,810,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	34,683
Change in net unrealized appreciation (depreciation) on investments	(418,838)
Net gain (loss)	(384,155)
Net increase (decrease) in net assets resulting from operations	$1,426,032
The accompanying notes are an integral part of the financial statements.

16	|	DWS Short-Term Municipal Bond Fund

Statements of Changes in Net Assets
	Six Months Ended April 30, 2025	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$1,810,187	$3,820,950
Net realized gain (loss)	34,683	(238,976)
Change in net unrealized appreciation (depreciation)	(418,838)	4,487,252
Net increase (decrease) in net assets resulting from operations	1,426,032	8,069,226
Distributions to shareholders:
Class A	(666,151)	(1,604,586)
Class C	(10,995)	(24,043)
Class S	(222,198)	(444,093)
Institutional Class	(1,004,435)	(1,965,632)
Total distributions	(1,903,779)	(4,038,354)
Fund share transactions:
Proceeds from shares sold	21,901,431	29,069,329
Reinvestment of distributions	1,678,551	3,611,338
Payments for shares redeemed	(25,032,327)	(58,588,511)
Net increase (decrease) in net assets from Fund share transactions	(1,452,345)	(25,907,844)
Increase (decrease) in net assets	(1,930,092)	(21,876,972)
Net assets at beginning of period	131,456,192	153,333,164
Net assets at end of period	$129,526,100	$131,456,192

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	17

Financial Highlights
DWS Short-Term Municipal Bond Fund — Class A
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.85	$9.59	$9.54	$10.16	$10.21	$10.15
Income (loss) from investment operations:
Net investment income[a]	.13	.25	.22	.11	.08	.11
Net realized and unrealized gain (loss)	(.04 )	.27	.06	(.59 )	.01	.09
Total from investment operations	.09	.52	.28	(.48 )	.09	.20
Less distributions from:
Net investment income	(.13 )	(.26 )	(.23 )	(.12 )	(.09 )	(.12 )
Net realized gains	—	—	—	(.02 )	(.05 )	(.02 )
Total distributions	(.13 )	(.26 )	(.23 )	(.14 )	(.14 )	(.14 )
Net asset value, end of period	$9.81	$9.85	$9.59	$9.54	$10.16	$10.21
Total Return (%)[b,c]	.96 *	5.49	2.98	(4.72)	.84	2.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48	52	69	88	126	145
Ratio of expenses before expense reductions (%)	.92 **	.87	.87	.82	.79	.79
Ratio of expenses after expense reductions (%)	.70 **	.69	.68	.69	.74	.72
Ratio of net investment income (%)	2.63 **	2.53	2.26	1.07	.79	1.13
Portfolio turnover rate (%)	36 *	85	86	112	105	88

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

18	|	DWS Short-Term Municipal Bond Fund

DWS Short-Term Municipal Bond Fund — Class C
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.84	$9.58	$9.53	$10.16	$10.21	$10.15
Income (loss) from investment operations:
Net investment income[a]	.09	.17	.15	.03	.01	.04
Net realized and unrealized gain (loss)	(.02 )	.28	.06	(.60 )	.00 *	.09
Total from investment operations	.07	.45	.21	(.57 )	.01	.13
Less distributions from:
Net investment income	(.10 )	(.19 )	(.16 )	(.04 )	(.01 )	(.05 )
Net realized gains	—	—	—	(.02 )	(.05 )	(.02 )
Total distributions	(.10 )	(.19 )	(.16 )	(.06 )	(.06 )	(.07 )
Net asset value, end of period	$9.81	$9.84	$9.58	$9.53	$10.16	$10.21
Total Return (%)[b,c]	.69 **	4.71	2.21	(5.54)	.10	1.24
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	2	3
Ratio of expenses before expense reductions (%)	1.65 ***	1.60	1.60	1.55	1.55	1.55
Ratio of expenses after expense reductions (%)	1.45 ***	1.44	1.43	1.44	1.49	1.47
Ratio of net investment income (%)	1.88 ***	1.78	1.52	.30	.07	.38
Portfolio turnover rate (%)	36 **	85	86	112	105	88

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	19

DWS Short-Term Municipal Bond Fund — Class S
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.83	$9.57	$9.53	$10.15	$10.19	$10.13
Income (loss) from investment operations:
Net investment income[a]	.14	.27	.23	.12	.10	.13
Net realized and unrealized gain (loss)	(.03 )	.27	.06	(.59 )	.02	.09
Total from investment operations	.11	.54	.29	(.47 )	.12	.22
Less distributions from:
Net investment income	(.14 )	(.28 )	(.25 )	(.13 )	(.11 )	(.14 )
Net realized gains	—	—	—	(.02 )	(.05 )	(.02 )
Total distributions	(.14 )	(.28 )	(.25 )	(.15 )	(.16 )	(.16 )
Net asset value, end of period	$9.80	$9.83	$9.57	$9.53	$10.15	$10.19
Total Return (%)[b]	1.16 *	5.70	3.03	(4.59)	1.10	2.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	15	17	24	48	49
Ratio of expenses before expense reductions (%)	.67 **	.63	.64	.61	.60	.65
Ratio of expenses after expense reductions (%)	.50 **	.50	.53	.54	.58	.57
Ratio of net investment income (%)	2.83 **	2.72	2.41	1.19	.95	1.27
Portfolio turnover rate (%)	36 *	85	86	112	105	88

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS Short-Term Municipal Bond Fund

DWS Short-Term Municipal Bond Fund — Institutional Class
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.85	$9.59	$9.54	$10.16	$10.21	$10.15
Income (loss) from investment operations:
Net investment income[a]	.14	.27	.24	.13	.11	.14
Net realized and unrealized gain (loss)	(.03 )	.28	.07	(.59 )	.01	.09
Total from investment operations	.11	.55	.31	(.46 )	.12	.23
Less distributions from:
Net investment income	(.15 )	(.29 )	(.26 )	(.14 )	(.12 )	(.15 )
Net realized gains	—	—	—	(.02 )	(.05 )	(.02 )
Total distributions	(.15 )	(.29 )	(.26 )	(.16 )	(.17 )	(.17 )
Net asset value, end of period	$9.81	$9.85	$9.59	$9.54	$10.16	$10.21
Total Return (%)[b]	1.08 *	5.76	3.24	(4.49)	1.09	2.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	66	64	66	82	111	125
Ratio of expenses before expense reductions (%)	.66 **	.61	.62	.57	.56	.55
Ratio of expenses after expense reductions (%)	.45 **	.44	.43	.44	.49	.47
Ratio of net investment income (%)	2.88 **	2.78	2.51	1.33	1.04	1.37
Portfolio turnover rate (%)	36 *	85	86	112	105	88

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	21

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Short-Term Municipal Bond Fund (the “Fund” ) is a diversified series of Deutsche DWS Municipal Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ).

22	|	DWS Short-Term Municipal Bond Fund

Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS Short-Term Municipal Bond Fund	|	23

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Preferred shares of closed-end investment companies held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are

24	|	DWS Short-Term Municipal Bond Fund

fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At October 31, 2024, the Fund had net tax basis capital loss carryforwards of $3,918,874, including short-term losses ($712,549) and long-term losses ($3,206,325), which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2025, the aggregate cost of investments for federal income tax purposes was $135,753,359. The net unrealized depreciation for all investments based on tax cost was $1,821,661. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $177,368 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,999,029.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended October 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS Short-Term Municipal Bond Fund	|	25

The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the six months ended April 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $49,372,626 and $50,015,083, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.300%
Next $500 million of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $2.0 billion of such net assets	.255%

26	|	DWS Short-Term Municipal Bond Fund

Accordingly, for the six months ended April 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.30% of the Fund’s average daily net assets.
For the period from November 1, 2024 through January 31, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.68%
Class C	1.43%
Class S	.48%
Institutional Class	.43%
For the six months ended April 30, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$51,910
Class C	1,081
Class S	12,743
Institutional Class	69,413
$135,147
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2025, the Administration Fee was $63,816, of which $10,491 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

DWS Short-Term Municipal Bond Fund	|	27

servicing fee it receives from the Fund. For the six months ended April 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2025
Class A	$862	$284
Class C	142	44
Class S	1,058	369
Institutional Class	266	86
	$2,328	$783
In addition, for the six months ended April 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$23,256
Class C	361
Class S	6,819
Institutional Class	30,780
$61,216
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2025
Class C	$4,113	$599
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

28	|	DWS Short-Term Municipal Bond Fund

accounts the firms service. For the six months ended April 30, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2025	Annualized Rate
Class A	$60,569	$16,386.25%
Class C	1,321	758.24%
	$61,890	$17,144
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2025.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2025, the CDSC for Class C shares aggregated $111. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $668, of which $195 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended April 30, 2025, the Fund engaged in securities purchases of $17,755,000 and securities sales of $17,135,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum

DWS Short-Term Municipal Bond Fund	|	29

equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2025.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	247,612	$2,433,642	305,574	$2,988,636
Class C	5,376	52,861	33,016	322,327
Class S	193,905	1,904,520	369,553	3,603,317
Institutional Class	1,780,407	17,510,408	2,263,320	22,155,049
		$21,901,431		$29,069,329
Shares issued to shareholders in reinvestment of distributions
Class A	62,327	$613,197	151,919	$1,488,440
Class C	1,111	10,929	2,463	24,136
Class S	20,818	204,543	42,497	415,979
Institutional Class	86,370	849,882	171,648	1,682,783
		$1,678,551		$3,611,338
Shares redeemed
Class A	(658,990)	$(6,489,923)	(2,428,518)	$(23,778,073)
Class C	(31,263)	(307,863)	(53,277)	(521,734)
Class S	(287,600)	(2,820,427)	(685,939)	(6,701,073)
Institutional Class	(1,568,026)	(15,414,114)	(2,815,150)	(27,587,631)
		$(25,032,327)		$(58,588,511)
Net increase (decrease)
Class A	(349,051)	$(3,443,084)	(1,971,025)	$(19,300,997)
Class C	(24,776)	(244,073)	(17,798)	(175,271)
Class S	(72,877)	(711,364)	(273,889)	(2,681,777)
Institutional Class	298,751	2,946,176	(380,182)	(3,749,799)
		$(1,452,345)		$(25,907,844)

30	|	DWS Short-Term Municipal Bond Fund

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Short-Term Municipal Bond Fund was held on November 21, 2024. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):
1. Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	187,721,532.682	4,621,680.230	0.000
Mary Schmid Daugherty	187,593,668.465	4,749,544.447	0.000
Keith R. Fox	186,792,778.750	5,550,434.162	0.000
Chad D. Perry	187,889,220.102	4,453,992.810	0.000
Rebecca W. Rimel	186,614,096.159	5,729,116.753	0.000
Catherine Schrand	187,640,391.505	4,702,821.407	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
*Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

DWS Short-Term Municipal Bond Fund	|	31

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Short-Term Municipal Bond Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

32	|	DWS Short-Term Municipal Bond Fund

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were above the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

DWS Short-Term Municipal Bond Fund	|	33

December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the

34	|	DWS Short-Term Municipal Bond Fund

Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
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DWS Short-Term Municipal Bond Fund	|	35

DSTMBF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/27/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/27/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/27/2025